EQUITY (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	$ 44,969	$ 76,853	$ 13,131
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	26	27	16
Research and development, net
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	8,016	6,130	2,320
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	1,277	5,201	5,861
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	$ 35,650	$ 65,495	$ 4,934